Segment Reporting (Tables)	12 Months Ended
Feb. 28, 2022
Description of accounting policy for segment reporting [text block] [Abstract]
Schedule of segment information provided to the Group CEO
Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total

February 28, 2022
Subscription revenue	2,565,745	–	2,420	2,568,165
Other revenue	71,055	–	–	71,055
Vehicle sales	–	67,310	–	67,310
Delivery service	–	–	39,621	39,621
Segment revenue	2,636,800	67,310	42,041	2,746,151

Segment operating profit	715,336	(13,302)	(2,909)	699,125

Depreciation and amortization	497,161	97	101	497,359
Capital expenditure	594,171	1,916	363	596,450

Schedule of reconciliation of information on reportable segments to the amounts reported in consolidated financial statements
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Total segment operating profits	699,125	726,562	630,922
IPO costs	(10,288)	(25,570)	–
Finance income	6,083	4,358	2 592
Finance cost	(12,331)	(9,302)	(16,831)
Fair value changes to derivative assets	(506)	–	–
Consolidated profit before taxation	682,083	696,048	616 683

Schedule of information about geographical areas
	As of February 28
	2022	2021

Non-current operating assets[1]
South Africa	1,295,683	946,551
Africa-Other	92,517	81,561
Europe	192,712	252,425
Asia-Pacific[2], Middle East & USA	314,421	241,221
	1,895,333	1,521,758